Derivative Liabilities (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Expected dividend yield
Minimum [Member]
Risk free interest rate	0.12%	1.55%
Stock volatility factor	153.00%	63.00%
Weighted average expected option life	6 months	6 months
Maximum [Member]
Risk free interest rate	0.28%	1.69%
Stock volatility factor	246.00%	159.00%
Weighted average expected option life	5 years	5 years